Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 27,805		$ 26,989	$ 26,930
Right-of-use assets	3,985		3,931	3,968
Investment properties	42		22	25
Intangible assets	6,569		5,424	4,253
Incremental costs of obtaining contracts	815	$ 29	772	1,173
Total depreciation and amortization expenses	39,216		37,138	36,349
Depreciation expenses	31,832	$ 1,148	30,942	30,923
Amortization expenses	7,384		6,196	5,426
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	30,021		29,056	28,957
Amortization expenses	7,172		5,971	5,196
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	1,811		1,886	1,966
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	93		100	96
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	75		82	95
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 44		$ 43	$ 39